UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2016

MFS® BLENDED RESEARCH® SMALL CAP EQUITY PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.6%
Aerospace – 0.6%
CACI International, Inc., “A” (a)	5,982	$603,580

Airlines – 1.9%
Copa Holdings S.A., “A”	8,150	$716,630
Hawaiian Holdings, Inc. (a)	5,198	252,623
SkyWest, Inc.	37,824	998,932

		$1,968,185

Automotive – 0.1%
Cooper Tire & Rubber Co.	2,581	$98,130

Biotechnology – 4.6%
Acorda Therapeutics, Inc. (a)	19,306	$403,109
AMAG Pharmaceuticals, Inc. (a)	59,433	1,456,703
Applied Genetic Technologies Corp. (a)	28,810	281,762
Exact Sciences Corp. (a)	22,220	412,625
Five Prime Therapeutics. Inc. (a)	13,797	724,205
MiMedx Group, Inc. (a)(l)	121,131	1,039,304
Myriad Genetics, Inc. (a)	15,190	312,610
Natera, Inc. (a)	11,880	131,987
Spectrum Pharmaceuticals, Inc. (a)	7,525	35,142

		$4,797,447

Brokerage & Asset Managers – 0.2%
KCG Holdings, Inc., “A” (a)	15,954	$247,766

Business Services – 3.8%
Barrett Business Services, Inc.	13,929	$691,018
Forrester Research, Inc.	33,028	1,284,789
RE/MAX Holdings, Inc., “A”	31,046	1,359,194
Travelport Worldwide Ltd.	21,459	322,529
Wex, Inc. (a)	2,695	291,303

		$3,948,833

Chemicals – 1.0%
Huntsman Corp.	32,956	$536,194
Rayonier Advanced Materials, Inc.	41,121	549,788

		$1,085,982

Computer Software – 5.8%
Aspen Technology, Inc. (a)	15,112	$707,090
Cornerstone OnDemand, Inc. (a)	14,464	664,621
Gigamon, Inc. (a)	20,329	1,114,029
Manhattan Associates, Inc. (a)	21,897	1,261,705
Paylocity Holding Corp. (a)	33,023	1,468,203
SecureWorks Corp. (a)	70,933	887,372

		$6,103,020

Computer Software – Systems – 3.5%
Carbonite, Inc. (a)	14,030	$215,501
EPAM Systems, Inc. (a)	17,098	1,185,062
NCR Corp. (a)	45,533	1,465,707
Rapid7, Inc. (a)(l)	22,859	403,461
Vantiv, Inc., “A” (a)	7,139	401,712

		$3,671,443

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Construction – 1.8%
GMS, Inc. (a)	6,409	$142,472
Interface, Inc.	63,501	1,059,832
Patrick Industries, Inc. (a)	2,225	137,772
Pool Corp.	5,960	563,339

		$1,903,415

Consumer Products – 0.5%
Nu Skin Enterprises, Inc., “A”	8,796	$569,805

Consumer Services – 2.2%
Capella Education Co.	3,928	$227,981
Carriage Services, Inc.	50,301	1,189,619
K12, Inc. (a)	14,023	201,230
ServiceMaster Global Holdings, Inc. (a)	20,102	677,035

		$2,295,865

Containers – 1.4%
Graphic Packaging Holding Co.	6,947	$97,189
Multi Packaging Solutions International Ltd. (a)	72,932	1,050,950
Owens-Illinois, Inc. (a)	17,058	313,697

		$1,461,836

Electrical Equipment – 1.7%
Smith & Wesson Holding Corp. (a)	14,226	$378,269
TriMas Corp. (a)	66,863	1,244,320
WESCO International, Inc. (a)	3,248	199,720

		$1,822,309

Electronics – 2.8%
Benchmark Electronics, Inc. (a)	20,518	$511,924
Diodes, Inc. (a)	9,125	194,728
Inphi Corp. (a)	4,687	203,931
Jabil Circuit, Inc.	31,031	677,096
Sanmina Corp. (a)	30,155	858,513
Tessera Technologies, Inc.	7,397	284,341
Vishay Intertechnology, Inc.	13,655	192,399

		$2,922,932

Energy – Independent – 3.4%
Alon USA Energy, Inc.	30,676	$247,249
PBF Energy, Inc., “A”	19,566	442,974
PDC Energy, Inc. (a)	16,770	1,124,596
Rice Energy, Inc. (a)	62,766	1,638,820
Westmoreland Coal Co. (a)	16,843	149,229

		$3,602,868

Entertainment – 0.4%
Ascent Capital Group, Inc., “A” (a)	18,767	$434,831

Food & Beverages – 3.4%
Darling Ingredients, Inc. (a)	60,945	$823,367
Dean Foods Co.	47,246	774,834
Sanderson Farms, Inc. (l)	4,488	432,329
Snyders-Lance, Inc.	18,705	628,114

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Food & Beverages – continued
SpartanNash Co.	19,332	$559,081
TreeHouse Foods, Inc. (a)	4,069	354,776

		$3,572,501

Food & Drug Stores – 0.2%
SUPERVALU, Inc. (a)	41,322	$206,197

Forest & Paper Products – 0.2%
Domtar Corp.	4,720	$175,254

Health Maintenance Organizations – 0.9%
Centene Corp. (a)	5,533	$370,490
eHealth, Inc. (a)	19,551	219,167
Molina Healthcare, Inc. (a)	6,510	379,663

		$969,320

Insurance – 3.5%
Federated National Holding Co., “C”	3,800	$71,022
Hanover Insurance Group, Inc.	1,266	95,482
HCI Group, Inc.	15,528	471,430
Heritage Insurance Holdings, Inc.	23,044	332,064
Maiden Holdings Ltd.	5,148	65,328
Safety Insurance Group, Inc.	9,123	613,248
Third Point Reinsurance Ltd. (a)	32,074	384,888
United Insurance Holdings Co.	35,022	594,674
Validus Holdings Ltd.	20,792	1,035,857

		$3,663,993

Internet – 1.8%
DHI Group, Inc. (a)	7,624	$60,153
LogMeIn, Inc.	13,062	1,180,674
Rubicon Project, Inc. (a)	12,334	102,126
Web.Com Group, Inc. (a)	32,166	555,507

		$1,898,460

Machinery & Tools – 7.5%
Allison Transmission Holdings, Inc.	28,382	$813,996
Colfax Corp. (a)	9,231	290,130
Columbus McKinnon Corp.	33,396	595,785
Greenbrier Cos., Inc. (l)	16,638	587,321
Herman Miller, Inc.	4,224	120,806
HNI Corp.	25,639	1,020,432
IPG Photonics Corp. (a)	12,844	1,057,703
Park-Ohio Holdings Corp.	14,138	515,330
Regal Beloit Corp.	6,109	363,424
SPX Corp. (a)	71,194	1,433,847
SPX FLOW, Inc. (a)	32,738	1,012,259

		$7,811,033

Medical & Health Technology & Services – 0.2%
Adeptus Health, Inc., “A” (a)(l)	2,393	$103,019
Albany Molecular Research, Inc. (a)(l)	3,107	51,297

		$154,316

Medical Equipment – 5.7%
Analogic Corp.	2,926	$259,244
Biotelemetry, Inc. (a)	30,777	571,529
CONMED Corp.	5,932	237,636

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – continued
Insulet Corp. (a)	6,262	$256,366
Integra LifeSciences Holdings Corp. (a)	3,258	268,948
NxStage Medical, Inc. (a)	53,538	1,337,915
OraSure Technologies, Inc. (a)	203,328	1,620,524
Steris PLC	6,578	480,852
VWR Corp. (a)	33,034	936,844

		$5,969,858

Metals & Mining – 1.6%
Olympic Steel, Inc.	28,472	$629,231
Ryerson Holding Corp. (a)	26,723	301,703
Schnitzer Steel Industries, Inc., “A”	37,120	775,808

		$1,706,742

Network & Telecom – 1.9%
Ixia (a)	114,249	$1,428,113
NeuStar, Inc., “A” (a)(l)	22,858	607,794

		$2,035,907

Oil Services – 0.2%
Superior Energy Services, Inc.	11,660	$208,714

Other Banks & Diversified Financials – 11.8%
Altisource Portfolio Solutions S.A. (a)	22,209	$719,572
BancorpSouth, Inc.	54,557	1,265,722
Berkshire Hills Bancorp, Inc.	9,998	277,045
BofI Holding, Inc. (a)(l)	27,959	626,282
Cathay General Bancorp, Inc.	38,354	1,180,536
East West Bancorp, Inc.	36,584	1,342,999
Enova International, Inc. (a)	28,951	280,246
First Interstate BancSystem, Inc.	36,184	1,140,158
Lakeland Financial Corp.	2,051	72,646
Legacytextas Financial Group, Inc.	14,568	460,786
Nelnet, Inc., “A”	13,229	534,055
OneMain Holdings, Inc. (a)	16,052	496,809
PacWest Bancorp	14,919	640,174
Popular, Inc.	16,760	640,567
Regional Management Corp. (a)	31,738	687,128
Western Alliance Bancorp. (a)	19,515	732,593
Wintrust Financial Corp.	22,266	1,237,322

		$12,334,640

Pharmaceuticals – 1.7%
Amphastar Pharmaceuticals, Inc. (a)	42,232	$801,141
Catalent, Inc. (a)	8,076	208,684
TherapeuticsMD, Inc. (a)(l)	117,359	799,215

		$1,809,040

Printing & Publishing – 1.2%
Gannett Co., Inc.	8,108	$94,377
Quad/Graphics, Inc.	24,054	642,723
R.R. Donnelley & Sons Co.	30,816	484,428

		$1,221,528

Railroad & Shipping – 0.5%
American Railcar Industries, Inc. (l)	13,815	$572,908

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – 9.3%
Ashford Hospitality Trust, REIT	66,246	$390,189
Corporate Office Properties Trust, REIT	8,800	249,480
Equity Commonwealth, REIT (a)	8,027	242,576
Gaming and Leisure Properties, Inc., REIT	14,596	488,236
Gramercy Property Trust, Inc., REIT	168,722	1,626,480
Hospitality Properties Trust, REIT	17,614	523,488
Life Storage, Inc., REIT	1,947	173,166
Medical Properties Trust, Inc., REIT	101,722	1,502,434
Mid-America Apartment Communities, Inc., REIT	11,704	1,100,059
Ryman Hospitality Properties, Inc., REIT	1,307	62,945
Store Capital Corp., REIT	47,890	1,411,318
Tanger Factory Outlet Centers, Inc., REIT	12,816	499,311
Washington Prime Group, Inc., REIT	120,143	1,487,370

		$9,757,052

Restaurants – 3.1%
BJ’s Restaurants, Inc. (a)	5,849	$207,932
Brinker International, Inc.	27,547	1,389,195
Carrols Restaurant Group, Inc. (a)	39,309	519,272
Chuy’s Holdings, Inc. (a)	20,594	575,396
Wingstop, Inc.	17,269	505,982

		$3,197,777

Specialty Chemicals – 3.3%
A. Schulman, Inc.	33,938	$988,275
Trinseo S.A.	16,558	936,520
Univar, Inc. (a)	68,383	1,494,169

		$3,418,964

Specialty Stores – 2.9%
Citi Trends, Inc.	59,991	$1,195,621
Sally Beauty Holdings, Inc. (a)	8,211	210,858
Urban Outfitters, Inc. (a)	47,784	1,649,504

		$3,055,983

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Telecommunications – Wireless – 0.2%
Telephone and Data Systems, Inc.	7,030	$191,075

Utilities – Electric Power – 2.6%
Dynegy, Inc. (a)	87,731	$1,086,987
NRG Energy, Inc.	92,574	1,037,755
Spark Energy, Inc., “A”	21,642	630,431

		$2,755,173

Utilities – Water – 0.2%
American States Water Co.	4,239	$169,772

Total Common Stocks		$104,394,454

	Strike Price	First Exercise
WARRANTS – 0.0%
Other Banks & Diversified Financials – 0.0%
Emergent Capital, Inc. (1 share for 1 warrant) (a)	$10.75	11/06/14	318	$13

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.4% (v)	1,012,546	$1,012,546

COLLATERAL FOR SECURITIES LOANED – 3.0%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	3,122,402	$3,122,402

Total Investments		$108,529,415

OTHER ASSETS, LESS LIABILITIES – (3.5)%		(3,683,645)

Net Assets – 100.0%		$104,845,770

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$103,677,824	$—	$13	$103,677,837
Panama	716,630	—	—	716,630
Mutual Funds	4,134,948	—	—	4,134,948
Total Investments	$108,529,402	$—	$13	$108,529,415

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/15	$22
Change in unrealized appreciation (depreciation)	(9)
Balance as of 9/30/16	$13

4

Supplemental Information (unaudited) – continued

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2016 is $(9). At September 30, 2016, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$94,925,754
Gross unrealized appreciation	17,581,481
Gross unrealized depreciation	(3,977,820)
Net unrealized appreciation (depreciation)	$13,603,661

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,188,569	15,868,714	(16,044,737)	1,012,546

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1)	$—	$1,973	$1,012,546

5

QUARTERLY REPORT

September 30, 2016

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – 99.7%
MFS Global Governments Portfolio – Initial Class	4,869,375	$52,589,253
MFS Global Real Estate Portfolio – Initial Class	887,008	13,083,374
MFS Government Securities Portfolio – Initial Class	5,088,842	65,646,060
MFS Growth Series – Initial Class	1,001,017	39,500,130
MFS High Yield Portfolio – Initial Class	5,778,252	32,936,035
MFS Inflation-Adjusted Bond Portfolio –Initial Class	6,210,056	65,702,388
MFS International Growth Portfolio – Initial Class	1,024,114	13,149,618
MFS International Value Portfolio – Initial Class	550,745	13,173,809
MFS Limited Maturity Portfolio – Initial Class	7,706,666	78,685,058
MFS Mid Cap Growth Series – Initial Class	3,274,697	26,361,311
MFS Mid Cap Value Portfolio – Initial Class	3,340,099	26,386,781

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	411,647	$6,590,475
MFS New Discovery Value Portfolio – Initial Class	675,521	6,599,838
MFS Research International Portfolio – Initial Class	1,880,843	26,256,574
MFS Research Series – Initial Class	1,531,906	39,507,850
MFS Total Return Bond Series – Initial Class	8,325,762	111,731,728
MFS Value Series – Initial Class	2,181,704	39,467,034

Total Underlying Affiliated Funds		$657,367,316

MONEY MARKET FUNDS – 0.3%
MFS Institutional Money Market Portfolio, 0.4%, (v)	1,740,973	$1,740,973

Total Investments		$659,108,289

OTHER ASSETS, LESS LIABILITIES – 0.0%		278,427

Net Assets – 100.0%		$659,386,716

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$659,108,289	$—	$—	$659,108,289

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$624,031,974
Gross unrealized appreciation	42,165,746
Gross unrealized depreciation	(7,089,431)
Net unrealized appreciation (depreciation)	$35,076,315

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Global Governments Portfolio	5,633,477	15,493	(779,595)	4,869,375
MFS Global Real Estate Portfolio	1,019,428	52,242	(184,662)	887,008
MFS Government Securities Portfolio	5,456,783	146,764	(514,705)	5,088,842
MFS Growth Series	1,029,754	63,516	(92,253)	1,001,017
MFS High Yield Portfolio	6,382,403	384,162	(988,313)	5,778,252
MFS Inflation-Adjusted Bond Portfolio	7,070,601	20,671	(881,216)	6,210,056
MFS Institutional Money Market Portfolio	1,149,393	44,133,479	(43,541,899)	1,740,973
MFS International Growth Portfolio	1,094,122	76,285	(146,293)	1,024,114
MFS International Value Portfolio	614,314	23,933	(87,502)	550,745
MFS Limited Maturity Portfolio	8,224,344	119,973	(637,651)	7,706,666
MFS Mid Cap Growth Series	3,366,479	276,784	(368,566)	3,274,697
MFS Mid Cap Value Portfolio	3,511,261	327,627	(498,789)	3,340,099
MFS New Discovery Series	444,995	25,906	(59,254)	411,647
MFS New Discovery Value Portfolio	727,727	75,682	(127,888)	675,521
MFS Research International Portfolio	1,987,890	67,915	(174,962)	1,880,843
MFS Research Series	1,550,650	166,763	(185,507)	1,531,906
MFS Total Return Bond Series	9,080,676	293,634	(1,048,548)	8,325,762
MFS Value Series	2,245,652	233,128	(297,076)	2,181,704

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(542,792)	$—	$—	$52,589,253
MFS Global Real Estate Portfolio	428,917	227,894	332,929	13,083,374
MFS Government Securities Portfolio	(275,652)	—	1,786,745	65,646,060
MFS Growth Series	1,017,700	2,329,483	17,077	39,500,130
MFS High Yield Portfolio	(502,638)	—	2,175,935	32,936,035
MFS Inflation-Adjusted Bond Portfolio	(529,885)	—	—	65,702,388
MFS Institutional Money Market Portfolio	(1)	—	4,218	1,740,973
MFS International Growth Portfolio	137,452	600,165	186,169	13,149,618
MFS International Value Portfolio	483,660	204,324	255,741	13,173,809
MFS Limited Maturity Portfolio	(71,546)	—	1,099,572	78,685,058
MFS Mid Cap Growth Series	214,219	2,045,719	—	26,361,311
MFS Mid Cap Value Portfolio	(105,906)	1,582,170	795,741	26,386,781
MFS New Discovery Series	(81,940)	161,526	123,644	6,590,475
MFS New Discovery Value Portfolio	51,590	495,659	181,421	6,599,838
MFS Research International Portfolio	40,525	—	416,138	26,256,574
MFS Research Series	738,582	3,511,769	677,597	39,507,850
MFS Total Return Bond Series	(566,377)	—	3,877,382	111,731,728
MFS Value Series	1,073,803	3,138,707	859,393	39,467,034

	$1,509,711	$14,297,416	$12,789,702	$659,108,289

4

QUARTERLY REPORT

September 30, 2016

MFS® GLOBAL REAL

ESTATE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.3%
Real Estate – 98.1%
Advance Residence Investment Corp., REIT	1,839	$5,215,203
Alexandria Real Estate Equities, Inc., REIT	36,741	3,996,319
Ascendas India Trust, REIT	4,917,800	3,894,716
Atrium European Real Estate Ltd.	1,032,200	4,603,299
AvalonBay Communities, Inc., REIT	24,999	4,445,822
Big Yellow Group PLC, REIT	359,196	3,631,459
Boardwalk, REIT	129,229	5,097,451
Colony Starwood Homes, REIT	110,045	3,158,292
Conwert Immobilien Invest SE	129,653	2,440,292
Corporate Office Properties Trust, REIT	67,900	1,924,965
Derwent London PLC, REIT	70,920	2,390,915
Dream Office, REIT	435,769	5,620,040
Entra ASA	190,538	2,133,084
Equity Commonwealth, REIT (a)	131,406	3,971,089
Equity Lifestyle Properties, Inc., REIT	42,756	3,299,908
Gateway Lifestyle Stapled Security	2,028,303	3,340,079
Gramercy Property Trust, Inc., REIT	554,273	5,343,192
Grand City Properties S.A.	123,856	2,420,924
Hang Lung Properties Ltd.	2,805,944	6,369,315
Hibernia PLC, REIT	1,993,499	3,067,972
Japan Logistics Fund, Inc., REIT	1,567	3,544,784
Kenedix Office Investment Corp., REIT	611	3,762,753
Kerry Properties Ltd.	1,753,000	5,774,497
LEG Immobilien AG	20,589	1,970,329
Life Storage, Inc., REIT	42,901	3,815,615
Link REIT	701,764	5,177,989
LondonMetric Property PLC, REIT	1,326,823	2,751,617
Mapletree Logistics Trust, REIT	5,209,703	4,095,620
Medical Properties Trust, Inc., REIT	293,819	4,339,707
Mid-America Apartment Communities, Inc., REIT	31,907	2,998,939

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – continued
Mitsui Fudosan Co. Ltd.	295,075	$6,282,946
National Storage, REIT	3,876,457	4,780,407
OUTFRONT Media, Inc., REIT	84,538	1,999,324
Public Storage, Inc., REIT	28,855	6,438,705
Rexford Industrial Realty, Inc., REIT	183,545	4,201,345
Shaftesbury PLC, REIT	241,498	3,036,270
Simon Property Group, Inc., REIT	61,933	12,820,750
Sino Land Co. Ltd.	2,297,254	4,098,101
STAG Industrial, Inc., REIT	79,764	1,955,016
Starwood Property Trust, Inc., REIT	199,891	4,501,545
Store Capital Corp., REIT	89,262	2,630,551
Sun Communities, Inc., REIT	25,836	2,027,609
Tanger Factory Outlet Centers, Inc., REIT	121,353	4,727,913
Unibail-Rodamco, REIT	20,531	5,535,237
Urban Edge Properties, REIT	106,170	2,987,624
Vornado Realty Trust, REIT	49,681	5,028,214
Washington Prime Group, Inc., REIT	362,135	4,483,231
Weyerhaeuser Co., REIT	94,862	3,029,892

		$195,160,866

Telecommunications – Wireless – 1.2%
American Tower Corp., REIT	20,369	$2,308,418

Total Common Stocks		$197,469,284

MONEY MARKET FUNDS – 0.3%
MFS Institutional Money Market Portfolio, 0.4%, (v)	592,100	$592,100

Total Investments		$198,061,384

OTHER ASSETS, LESS LIABILITIES – 0.4%		777,238

Net Assets – 100.0%		$198,838,622

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$96,433,985	$—	$—	$96,433,985
Hong Kong	—	21,419,902	—	21,419,902
Japan	—	18,805,686	—	18,805,686
United Kingdom	11,810,261	—	—	11,810,261
Canada	10,717,491	—	—	10,717,491
Australia	—	8,120,486	—	8,120,486
Singapore	3,894,716	4,095,620	—	7,990,336
France	5,535,237	—	—	5,535,237
Netherlands	4,603,299	—	—	4,603,299
Other Countries	12,032,601	—	—	12,032,601
Mutual Funds	592,100	—	—	592,100
Total Investments	$145,619,690	$52,441,694	$—	$198,061,384

For further information regarding security characteristics, see the Portfolio of Investments.

2

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $15,595,730 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$174,252,038
Gross unrealized appreciation	32,207,654
Gross unrealized depreciation	(8,398,308)
Net unrealized appreciation (depreciation)	$23,809,346

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	271	39,083,897	(38,492,068)	592,100

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$5	$—	$4,102	$592,100

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2016, are as follows:

United States	49.2%
Hong Kong	10.8%
Japan	9.5%
United Kingdom	5.9%
Canada	5.4%
Australia	4.1%
Singapore	4.0%
France	2.8%
Netherlands	2.3%
Other Countries	6.0%

3

QUARTERLY REPORT

September 30, 2016

MFS® GROWTH

ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Emerging Markets Equity Portfolio – Initial Class	337,959	$4,413,741
MFS Global Governments Portfolio – Initial Class	1,637,832	17,688,589
MFS Global Real Estate Portfolio – Initial Class	1,495,390	22,057,004
MFS Growth Series – Initial Class	1,238,993	48,890,657
MFS High Yield Portfolio – Initial Class	3,888,081	22,162,062
MFS Inflation-Adjusted Bond Portfolio – Initial Class	2,086,728	22,077,586
MFS International Growth Portfolio – Initial Class	1,727,366	22,179,376
MFS International Value Portfolio – Initial Class	929,003	22,221,757
MFS Limited Maturity Portfolio – Initial Class	865,967	8,841,526
MFS Mid Cap Growth Series – Initial Class	4,977,912	40,072,195
MFS Mid Cap Value Portfolio – Initial Class	5,075,926	40,099,814

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	556,133	$8,903,695
MFS New Discovery Value Portfolio – Initial Class	912,538	8,915,498
MFS Research International Portfolio – Initial Class	2,854,199	39,844,621
MFS Research Series – Initial Class	1,723,574	44,450,964
MFS Total Return Bond Series – Initial Class	1,646,250	22,092,670
MFS Value Series – Initial Class	2,703,657	48,909,158

Total Underlying Affiliated Funds		$443,820,913

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.4% (v)	298,283	$298,283

Total Investments		$444,119,196

OTHER ASSETS, LESS LIABILITIES – 0.0%		110,637

Net Assets – 100.0%		$444,229,833

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$444,119,196	$—	$—	$444,119,196

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$391,568,747
Gross unrealized appreciation	55,564,007
Gross unrealized depreciation	(3,013,558)
Net unrealized appreciation (depreciation)	$52,550,449

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Portfolio	400,141	6,126	(68,308)	337,959
MFS Global Governments Portfolio	1,904,337	51,998	(318,503)	1,637,832
MFS Global Real Estate Portfolio	1,741,951	64,951	(311,512)	1,495,390
MFS Growth Series	1,292,104	77,546	(130,657)	1,238,993
MFS High Yield Portfolio	4,318,327	304,670	(734,916)	3,888,081
MFS Inflation-Adjusted Bond Portfolio	2,387,168	67,737	(368,177)	2,086,728
MFS Institutional Money Market Portfolio	422,380	19,290,779	(19,414,876)	298,283
MFS International Growth Portfolio	1,874,246	109,074	(255,954)	1,727,366
MFS International Value Portfolio	1,051,104	33,345	(155,446)	929,003
MFS Limited Maturity Portfolio	927,150	54,753	(115,936)	865,967
MFS Mid Cap Growth Series	5,177,362	396,783	(596,233)	4,977,912
MFS Mid Cap Value Series	5,404,298	474,510	(802,882)	5,075,926
MFS New Discovery Series	607,496	34,925	(86,288)	556,133
MFS New Discovery Value Portfolio	994,042	99,357	(180,861)	912,538
MFS Research International Portfolio	3,064,339	87,103	(297,243)	2,854,199
MFS Research Series	1,769,469	188,907	(234,802)	1,723,574
MFS Total Return Bond Series	1,804,081	108,210	(266,041)	1,646,250
MFS Value Series	2,819,114	289,572	(405,029)	2,703,657

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Portfolio	$(128,060)	$—	$27,390	$4,413,741
MFS Global Governments Portfolio	(247,693)	—	—	17,688,589
MFS Global Real Estate Portfolio	617,871	390,341	570,248	22,057,004
MFS Growth Series	919,239	2,937,932	21,537	48,890,657
MFS High Yield Portfolio	(348,023)	—	1,501,632	22,162,062
MFS Inflation-Adjusted Bond Portfolio	(295,346)	—	—	22,077,586
MFS Institutional Money Market Portfolio	—	—	497	298,283
MFS International Growth Portfolio	113,752	1,034,253	320,823	22,179,376
MFS International Value Portfolio	740,294	351,846	440,388	22,221,757
MFS Limited Maturity Portfolio	(7,653)	—	125,556	8,841,526
MFS Mid Cap Growth Series	275,597	3,179,418	—	40,072,195
MFS Mid Cap Value Series	(314,934)	2,458,497	1,236,482	40,099,814
MFS New Discovery Series	(159,401)	223,956	171,432	8,903,695
MFS New Discovery Value Portfolio	(106,373)	684,467	250,527	8,915,498
MFS Research International Portfolio	86,859	—	645,264	39,844,621
MFS Research Series	491,387	4,037,338	779,006	44,450,964
MFS Total Return Bond Series	(195,003)	—	783,796	22,092,670
MFS Value Series	1,221,888	3,963,183	1,085,138	48,909,158

	$2,664,401	$19,261,231	$7,959,716	$444,119,196

4

QUARTERLY REPORT

September 30, 2016

MFS® INFLATION-ADJUSTED

BOND PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS – 98.0%
International Market Sovereign – 55.5%
Commonwealth of Australia, Inflation Linked Bond, 4%, 8/20/2020	AUD	4,652,520	$4,058,690
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 2/21/2022	AUD	1,176,120	943,200
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025	AUD	914,940	860,772
Commonwealth of Australia, Inflation Linked Bond, 2.5%, 9/20/2030	AUD	572,100	555,851
Federal Republic of Germany, Inflation Linked Bond, 0.5%, 4/15/2030	EUR	1,009,170	1,382,682
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2021	CAD	3,257,961	3,083,559
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026	CAD	8,364,921	9,259,020
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	888,558	1,083,148
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036	CAD	876,001	1,048,090
Government of Canada, Inflation Linked Bond, 2%, 12/01/2041	CAD	1,287,493	1,423,647
Government of Canada, Inflation Linked Bond, 1.5%, 12/01/2044	CAD	780,458	811,487
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047	CAD	261,350	264,167
Government of France, Inflation Linked Bond, 2.25%, 7/25/2020	EUR	4,874,760	6,271,467
Government of France, Inflation Linked Bond, 1.1%, 7/25/2022	EUR	3,466,816	4,454,194
Government of France, Inflation Linked Bond, 2.1%, 7/25/2023	EUR	3,029,345	4,197,957
Government of France, Inflation Linked Bond, 0.25%, 7/25/2024	EUR	4,362,522	5,449,018
Government of France, Inflation Linked Bond, 3.4%, 7/25/2029	EUR	2,647,226	4,716,562
Government of France, Inflation Linked Bond, 3.15%, 7/25/2032	EUR	1,665,732	3,079,207
Government of France, Inflation Linked Bond, 1.8%, 7/25/2040	EUR	45,752	80,947
Government of Japan, Inflation Linked Bond, 1.3%, 9/10/2017	JPY	769,500,000	7,880,536
Government of Japan, Inflation Linked Bond, 1.4%, 3/10/2018	JPY	203,600,000	2,117,215
Government of Japan, Inflation Linked Bond, 0.1%, 9/10/2023	JPY	565,400,000	5,812,628
Government of New Zealand, Inflation Linked Bond, 2%, 9/20/2025	NZD	8,284,000	6,323,833
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	1,744,880	1,485,514
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035	NZD	3,637,440	2,994,243
Kingdom of Denmark, Inflation Linked Bond, 0.1%, 11/15/2023	DKK	6,272,520	1,022,395

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
Kingdom of Spain, Inflation Linked Bond, 0.55%, 11/30/2019	EUR	1,500,105	$1,753,896
Kingdom of Spain, Inflation Linked Bond, 1.8%, 11/30/2024	EUR	1,635,114	2,127,240
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030	EUR	698,131	856,082
Kingdom of Sweden, Inflation Linked Bond, 0.125%, 6/01/2026	SEK	5,299,474	715,251
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/2028	SEK	8,035,103	1,496,834
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2019	EUR	2,763,950	3,382,458
Republic of Italy, Inflation Linked Bond, 2.1%, 9/15/2021	EUR	3,246,090	4,098,957
Republic of Italy, Inflation Linked Bond, 2.6%, 9/15/2023	EUR	3,078,621	4,116,840
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2024	EUR	2,910,643	3,832,379
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026	EUR	1,345,121	1,913,672
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032	EUR	997,640	1,225,035
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035	EUR	1,940,120	2,829,209
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041	EUR	341,807	517,589
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029	GBP	3,553,259	5,939,370
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2032	GBP	1,874,672	3,884,391
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034	GBP	2,098,825	4,173,760
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035	GBP	2,248,081	5,310,882
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037	GBP	2,423,041	5,534,311
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040	GBP	2,753,618	6,117,225
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042	GBP	2,827,291	6,584,575
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044	GBP	2,309,450	4,953,046
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046	GBP	1,890,719	4,188,682
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047	GBP	1,931,286	5,062,242
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050	GBP	2,767,973	7,198,411
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052	GBP	1,627,263	4,144,340
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055	GBP	1,725,812	5,969,575

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058	GBP	1,451,750	$3,997,979
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062	GBP	1,898,089	6,037,913
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065	GBP	546,280	1,732,341
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068	GBP	1,672,365	5,568,286

			$195,922,800

U.S. Treasury Inflation Protected Securities – 42.5%
U.S. Treasury Bonds, 0.125%, 4/15/2020		$6,679,855	$6,810,165
U.S. Treasury Bonds, 1.125%, 1/15/2021		6,212,547	6,611,728
U.S. Treasury Bonds, 0.375%, 7/15/2023		6,131,357	6,353,937
U.S. Treasury Bonds, 0.625%, 1/15/2024		8,387,426	8,799,400
U.S. Treasury Bonds, 0.125%, 7/15/2024		4,166,663	4,227,492
U.S. Treasury Bonds, 0.25%, 1/15/2025		6,540,443	6,661,650
U.S. Treasury Bonds, 2.375%, 1/15/2025		8,391,946	10,000,221
U.S. Treasury Bonds, 0.375%, 7/15/2025		8,106,462	8,371,868
U.S. Treasury Bonds, 0.625%, 1/15/2026		5,874,414	6,178,180
U.S. Treasury Bonds, 2%, 1/15/2026		332,233	390,221
U.S. Treasury Bonds, 2.375%, 1/15/2027		3,451,226	4,232,501
U.S. Treasury Bonds, 1.75%, 1/15/2028		1,376,214	1,610,836
U.S. Treasury Bonds, 3.625%, 4/15/2028		3,291,345	4,544,561
U.S. Treasury Bonds, 2.5%, 1/15/2029		1,126,525	1,430,079
U.S. Treasury Bonds, 3.875%, 4/15/2029		4,145,850	5,973,821
U.S. Treasury Bonds, 2.125%, 2/15/2040		2,000,870	2,661,939
U.S. Treasury Bonds, 2.125%, 2/15/2041		3,150,690	4,230,718

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 0.75%, 2/15/2042	$2,377,192	$2,449,289
U.S. Treasury Bonds, 0.625%, 2/15/2043	3,569,418	3,578,916
U.S. Treasury Bonds, 1.375%, 2/15/2044	3,558,409	4,220,995
U.S. Treasury Bonds, 0.75%, 2/15/2045	2,675,570	2,757,809
U.S. Treasury Bonds, 1%, 2/15/2046	690,662	763,480
U.S. Treasury Notes, 0.125%, 4/15/2018	1,762,582	1,781,780
U.S. Treasury Notes, 1.375%, 7/15/2018	1,116,030	1,163,265
U.S. Treasury Notes, 2.125%, 1/15/2019	2,295,644	2,444,891
U.S. Treasury Notes, 0.125%, 4/15/2019	7,908,362	8,042,994
U.S. Treasury Notes, 1.875%, 7/15/2019	2,254,240	2,420,860
U.S. Treasury Notes, 1.375%, 1/15/2020	1,968,720	2,090,452
U.S. Treasury Notes, 1.25%, 7/15/2020	6,176,345	6,599,351
U.S. Treasury Notes, 0.125%, 4/15/2021	1,217,477	1,242,896
U.S. Treasury Notes, 0.625%, 7/15/2021	5,224,648	5,486,167
U.S. Treasury Notes, 0.125%, 1/15/2022	4,833,716	4,933,455
U.S. Treasury Notes, 0.125%, 7/15/2022	6,769,938	6,931,401
U.S. Treasury Notes, 0.125%, 1/15/2023	4,262,231	4,329,454

		$150,326,772

Total Bonds		$346,249,572

MONEY MARKET FUNDS – 2.0%
MFS Institutional Money Market Portfolio, 0.4% (v)	6,960,512	$6,960,512

Total Investments		$353,210,084

OTHER ASSETS, LESS LIABILITIES – 0.0%		56,387

Net Assets – 100.0%		$353,266,471

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

CNY	Chinese Yuan Renminbi

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NZD	New Zealand Dollar

SEK	Swedish Krona

2

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/16

Forward Foreign Currency Exchange Contracts at 9/30/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CNY	JPMorgan Chase Bank N.A.	11,888,000	5/23/17	$1,767,732	$1,760,204	$7,528
BUY	EUR	Goldman Sachs International	13,368,062	12/09/16	15,025,475	15,061,650	36,175
SELL	GBP	Goldman Sachs International	1,231,000	12/09/16	1,598,822	1,597,552	1,270
SELL	JPY	Goldman Sachs International	719,455,730	12/09/16	7,194,449	7,114,237	80,212
SELL	NZD	Westpac Banking Corp.	17,780,017	12/09/16	12,940,776	12,913,071	27,705
BUY	SEK	Goldman Sachs International	9,768,788	12/09/16	1,136,540	1,142,426	5,886

							$158,776

Liability Derivatives
BUY	AUD	UBS AG	1,511,186	12/09/16	$1,155,407	$1,154,881	$(526)
SELL	CAD	Merrill Lynch International	16,879,678	12/09/16	12,798,786	12,872,280	(73,494)
SELL	DKK	Barclays Bank PLC	1,406,894	12/09/16	212,002	212,927	(925)
BUY	EUR	Morgan Stanley Capital Services, Inc.	1,580,000	12/09/16	1,784,865	1,780,169	(4,696)
BUY	GBP	Merrill Lynch International Bank	12,603,585	12/09/16	16,405,772	16,356,529	(49,243)

							$(128,884)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$150,326,772	$—	$150,326,772
Non-U.S. Sovereign Debt	—	195,922,800	—	195,922,800
Mutual Funds	6,960,512	—	—	6,960,512
Total Investments	$6,960,512	$346,249,572	$—	$353,210,084

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$29,892	$—	$29,892

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$329,613,401
Gross unrealized appreciation	27,047,368
Gross unrealized depreciation	(3,450,685)
Net unrealized appreciation (depreciation)	$23,596,683

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,727,534	119,301,603	(120,068,625)	6,960,512

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$581	$—	$24,781	$6,960,512

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2016, are as follows:

United States	44.4%
United Kingdom	24.5%
France	8.0%
Italy	6.2%
Canada	4.8%
Japan	4.5%
New Zealand	3.1%
Australia	1.8%
Spain	1.4%
Other Countries	1.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

5

QUARTERLY REPORT

September 30, 2016

MFS® LIMITED

MATURITY PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 97.0%
Asset-Backed & Securitized – 14.5%
Adirondack Park CLO Ltd., FRN, 1.83%, 4/15/2024 (z)	$480,000	$477,306
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/2019	993,897	993,968
AmeriCredit Automobile Receivables Trust, 2016-3, “A2A”, 1.37%, 11/08/2019	1,640,000	1,641,538
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/2022 (n)	243,167	242,801
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	2,060,000	2,062,595
Atrium CDO Corp., FRN, 1.799%, 7/16/2025 (z)	795,000	790,006
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.851%, 2/21/2017	115,228	115,241
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	4,180,000	4,173,968
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.674%, 3/15/2028 (n)	1,747,000	1,761,842
Chesapeake Funding LLC, “A”, FRN, 0.969%, 1/07/2025 (n)	923,103	922,989
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 1.019%, 2/07/2027 (n)	1,752,403	1,750,265
Chrysler Capital Auto Receivables Trust 2016-A, 1.47%, 4/15/2019 (n)	1,630,000	1,633,723
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	433,401	435,251
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	2,683,000	2,703,145
Credit Acceptance Auto Loan Trust, 2016-2A, “A”, 2.42%, 11/15/2023 (n)	1,610,000	1,618,591
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.134%, 9/15/2039	1,157,474	1,183,764
Cutwater Ltd., 2014-1A, “A”, FRN, 2.2%, 7/15/2026 (z)	1,810,000	1,805,230
CWCapital Cobalt Ltd., “A4”, FRN, 5.954%, 5/15/2046	1,568,735	1,600,124
DT Auto Owner Trust, 2016-2A, “A”, 1.73%, 8/15/2019 (n)	809,041	810,414
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	1,480,000	1,481,741
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/2019 (n)	577,922	576,945
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/2019 (n)	408,659	408,692
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	723,888	723,056
Exeter Automobile Receivables Trust, 2016-1A, “A”, 2.35%, 7/15/2020 (n)	669,774	671,600
FDIC Stuctured Sale Guaranteed Notes, “1-A”, FRN, 1.074%, 2/25/2048 (n)	2,583	2,583

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	$1,556,080	$1,571,317
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	1,104,000	1,125,462
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	3,515,000	3,593,666
Ford Credit Floorplan Master Owner Trust, “A”, 1.92%, 1/15/2019	2,310,000	2,316,565
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.924%, 1/15/2020	1,500,000	1,501,830
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.911%, 7/20/2019	3,210,000	3,208,988
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/2018	1,664,109	1,663,496
GO Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/2018 (n)	197,876	197,709
GO Financial Auto Securitization Trust, 2015-2, “A”, 3.27%, 11/15/2018 (n)	618,725	620,748
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 1.068%, 12/10/2027 (n)	918,833	918,766
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	1,520,000	1,533,609
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/2017 (n)	746,032	746,025
Hyundai Auto Lease Securitization Trust, 2016-C, “A2”, 1.3%, 3/15/2019 (n)	2,720,000	2,719,247
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/2018	1,167,445	1,166,964
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/2049	1,224,792	1,233,911
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/2017 (n)	770,601	770,518
Limerock CLO III Ltd, 2014-3A, “A1”, FRN, 2.225%, 10/20/2026 (z)	1,247,262	1,246,322
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.21%, 10/15/2027 (z)	1,619,932	1,615,030
Mercedes-Benz Auto Lease Trust, 2015-B, “A2A”, 1%, 1/16/2018	1,611,604	1,612,034
Mercedes-Benz Master Owner Trust, 2016-AA, “A, FRN, 1.104%, 5/15/2020 (n)	2,620,000	2,628,134
Motor PLC, 2015-1A, “A1”, FRN, 1.125%, 6/25/2022 (n)	1,796,322	1,793,721
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.882%, 11/25/2025 (n)	556,171	556,449
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026 (z)	734,117	735,035
Navient Student Loan Trust, 2016-3A, “A1”, FRN, 1.125%, 6/25/2065 (n)	1,258,834	1,260,405
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	3,702,000	3,694,232

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 0.924%, 1/15/2020	$3,990,000	$3,992,787
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (z)	1,123,633	1,128,165
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (z)	810,000	809,900
Santander Drive Auto Receivable Trust, 2016-2A, “A2”, 1.38%, 7/15/2019	1,000,000	1,001,540
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	1,180,373	1,185,979
SLM Student Loan Trust, “A-4”, FRN, 0.794%, 10/25/2021	280,228	280,107
Student Loan Consolidation Center, “A”, FRN, 1.745%, 10/25/2027 (n)	854,385	844,646
Suntrust Auto Receivables Trust, 0.99%, 6/15/2018 (n)	899,311	899,373
Sway Residential Trust, 2014-1, “A”, FRN, 1.83%, 1/17/2032 (n)	1,654,524	1,656,686
Toyota Auto Receivables Owner Trust, 2015-A, “A2”, 0.71%, 7/17/2017	30,049	30,046
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 1.78%, 5/17/2032 (n)	1,264,070	1,261,851
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	3,077,000	3,084,080
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.881%, 7/22/2019 (n)	4,620,000	4,610,000
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	1,778,000	1,782,172
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/2023 (n)	591,514	590,941

		$93,775,834

Automotive – 3.9%
Daimler Finance North America LLC, 2.4%, 4/10/2017 (n)	$1,800,000	$1,809,313
Ford Motor Credit Co. LLC, 8%, 12/15/2016	3,500,000	3,549,375
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	1,530,000	1,532,985
Ford Motor Credit Co. LLC, FRN, 1.604%, 1/09/2018	1,940,000	1,944,951
Hyundai Capital America, 2%, 3/19/2018 (n)	2,863,000	2,879,262
Hyundai Capital America, 2.4%, 10/30/2018 (n)	1,820,000	1,845,280
Nissan Motor Acceptance Corp., FRN, 1.385%, 3/03/2017 (n)	1,890,000	1,893,602
Toyota Motor Credit Corp., 1.7%, 2/19/2019	1,510,000	1,521,780
Toyota Motor Credit Corp., FRN, 1.069%, 1/17/2019	3,370,000	3,374,876
Volkswagen Group of America Finance LLC, FRN, 1.187%, 5/23/2017 (n)	2,090,000	2,084,773
Volkswagen Group of America Finance LLC, FRN, 1.251%, 11/20/2017 (n)	1,080,000	1,076,366

Issuer	Shares/Par	Value ($)
BONDS – continued
Automotive – continued
Volkswagen International Finance N.V., 1.125%, 11/18/2016 (n)	$1,620,000	$1,619,961

		$25,132,524

Banks & Diversified Financials (Covered Bonds) – 1.2%
Bank of Scotland PLC, 5.25%, 2/21/2017 (n)	$3,900,000	$3,960,567
SpareBank 1 Boligkreditt A.S., 2.3%, 6/30/2017 (n)	4,100,000	4,133,989

		$8,094,556

Broadcasting – 0.2%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$1,141,000	$1,144,365

Brokerage & Asset Managers – 0.4%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$2,516,000	$2,613,851

Business Services – 1.0%
Cisco Systems, Inc., FRN, 1.115%, 3/03/2017	$3,850,000	$3,854,320
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	800,000	821,007
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	1,810,000	1,820,480

		$6,495,807

Chemicals – 1.5%
CF Industries, Inc., 6.875%, 5/01/2018	$2,348,000	$2,525,744
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	2,350,000	2,347,716
Dow Chemical Co., 8.55%, 5/15/2019	1,570,000	1,841,368
LyondellBasell Industries N.V., 5%, 4/15/2019	2,600,000	2,790,536

		$9,505,364

Computer Software – 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$1,660,000	$1,707,260
Microsoft Corp., 2%, 11/03/2020	2,379,000	2,428,317

		$4,135,577

Computer Software – Systems – 0.4%
Apple, Inc., 1.7%, 2/22/2019	$775,000	$783,778
Apple, Inc., FRN, 1.009%, 5/03/2018	2,030,000	2,034,742

		$2,818,520

Conglomerates – 0.5%
ABB Finance (USA), Inc., 1.625%, 5/08/2017	$930,000	$931,986
Fortive Corp., 1.8%, 6/15/2019 (n)	830,000	832,282
Roper Industries, Inc., 1.85%, 11/15/2017	1,299,000	1,306,495

		$3,070,763

Consumer Products – 1.1%
Mattel, Inc., 1.7%, 3/15/2018	$1,232,000	$1,235,812
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	3,470,000	3,562,493

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Consumer Products – continued
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	$2,480,000	$2,502,104

		$7,300,409

Consumer Services – 0.3%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$1,788,000	$1,795,980

Electrical Equipment – 0.7%
Amphenol Corp., 1.55%, 9/15/2017	$1,230,000	$1,231,713
Arrow Electronics, Inc., 3%, 3/01/2018	919,000	934,354
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	2,430,000	2,451,459

		$4,617,526

Electronics – 0.4%
Tyco Electronics Group S.A., 2.375%, 12/17/2018	$971,000	$988,148
Xilinx, Inc., 2.125%, 3/15/2019	1,490,000	1,508,904

		$2,497,052

Emerging Market Quasi-Sovereign – 0.8%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$2,022,000	$2,092,770
Petroleos Mexicanos, 3.125%, 1/23/2019	487,000	491,383
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	2,429,000	2,434,213

		$5,018,366

Emerging Market Sovereign – 0.3%
State of Qatar, 2.375%, 6/02/2021 (n)	$1,680,000	$1,692,691

Energy – Independent – 0.0%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	$139,000	$144,913

Energy – Integrated – 2.0%
BG Energy Capital PLC, 2.875%, 10/15/2016 (n)	$2,900,000	$2,901,462
BP Capital Markets PLC, 2.521%, 1/15/2020	1,371,000	1,408,134
Shell International Finance B.V., 1.375%, 5/10/2019	2,640,000	2,632,719
Shell International Finance B.V., FRN, 1.027%, 11/15/2016	3,280,000	3,281,496
Total Capital International S.A., 1.5%, 2/17/2017	2,900,000	2,904,315

		$13,128,126

Financial Institutions – 0.4%
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	$2,949,000	$2,953,400

Food & Beverages – 4.8%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$2,405,000	$2,428,218
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	2,528,000	2,608,633

Issuer	Shares/Par	Value ($)
BONDS – continued
Food & Beverages – continued
Anheuser-Busch InBev S.A., 1.375%, 7/15/2017	$2,700,000	$2,705,940
Diageo Capital PLC, 1.5%, 5/11/2017	2,000,000	2,005,794
Ingredion, Inc., 1.8%, 9/25/2017	1,950,000	1,954,253
J.M. Smucker Co., 1.75%, 3/15/2018	960,000	965,819
Kraft Heinz Foods Co., 1.6%, 6/30/2017	2,710,000	2,715,488
Kraft Heinz Foods Co., 6.125%, 8/23/2018	1,800,000	1,953,149
Mead Johnson Nutrition Co., 3%, 11/15/2020	700,000	729,059
Molson Coors Brewing Co., 2%, 5/01/2017	2,854,000	2,866,295
Pernod-Ricard S.A., 2.95%, 1/15/2017 (n)	4,787,000	4,806,957
Tyson Foods, Inc., 2.65%, 8/15/2019	968,000	992,583
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	1,970,000	1,962,697
Wm. Wrigley Jr. Co., 1.4%, 10/21/2016 (n)	2,289,000	2,289,611
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	334,000	339,426

		$31,323,922

Food & Drug Stores – 0.6%
CVS Health Corp., 1.2%, 12/05/2016	$830,000	$830,334
CVS Health Corp., 1.9%, 7/20/2018	1,000,000	1,009,676
Walgreens Boots Alliance, Inc., 1.75%, 5/30/2018	2,250,000	2,262,321

		$4,102,331

Gaming & Lodging – 0.4%
Wyndham Worldwide Corp., 2.95%, 3/01/2017	$2,526,000	$2,537,544

Insurance – 1.4%
American International Group, Inc., 2.3%, 7/16/2019	$408,000	$415,494
American International Group, Inc., 3.3%, 3/01/2021	3,039,000	3,188,516
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	2,660,000	2,687,986
Prudential Financial, Inc., FRN, 1.597%, 8/15/2018	1,500,000	1,497,144
Voya Financial, Inc., 2.9%, 2/15/2018	1,254,000	1,277,539

		$9,066,679

Insurance – Health – 0.7%
Aetna, Inc., 1.9%, 6/07/2019	$2,800,000	$2,825,693
UnitedHealth Group, Inc., 1.45%, 7/17/2017	2,060,000	2,064,911

		$4,890,604

Insurance – Property & Casualty – 0.3%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$1,740,000	$1,766,735

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
International Market Quasi-Sovereign – 5.2%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)	$4,000,000	$4,021,100
Dexia Credit Local S.A., 1.25%, 10/18/2016 (n)	3,220,000	3,220,586
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	1,390,000	1,410,662
Electricite de France, 2.15%, 1/22/2019 (n)	2,500,000	2,535,523
KFW Government Development Banks, 0.875%, 4/19/2018	1,810,000	1,808,604
KFW Government Development Banks, 1.125%, 11/16/2018	1,180,000	1,182,935
Kommunalbanken A.S., 1%, 3/15/2018 (n)	5,000,000	4,998,850
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/2018 (n)	1,520,000	1,530,119
Statoil A.S.A., FRN, 1.107%, 5/15/2018	911,000	910,291
Statoil A.S.A., FRN, 1.247%, 11/08/2018	1,600,000	1,602,707
Swedish Export Credit Corp., 1.125%, 8/28/2019	4,510,000	4,497,381
Swedish Export Credit Corp., FRN, 1.014%, 1/23/2017	6,320,000	6,325,214

		$34,043,972

International Market Sovereign – 0.6%
Kingdom of Sweden, 1%, 2/27/2018 (n)	$3,040,000	$3,043,857
Republic of Finland, 1%, 4/23/2019 (n)	1,190,000	1,189,415

		$4,233,272

Internet – 0.1%
Baidu, Inc., 2.75%, 6/09/2019	$440,000	$449,437

Major Banks – 14.0%
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)	$4,230,000	$4,269,254
Bank of America Corp., 5.625%, 10/14/2016	1,150,000	1,151,303
Bank of America Corp., 6%, 9/01/2017	5,050,000	5,251,152
Bank of America Corp., 6.875%, 4/25/2018	1,000,000	1,078,858
Bank of America Corp., 1.75%, 6/05/2018	2,490,000	2,504,397
Bank of Montreal, FRN, 1.264%, 4/09/2018	1,380,000	1,383,878
Bank of Montreal, FRN, 1.329%, 7/18/2019	2,110,000	2,114,720
Barclays PLC, 3.25%, 1/12/2021	2,740,000	2,784,848
BNP Paribas, FRN, 1.435%, 12/12/2016	790,000	790,626
BNP Paribas, FRN, 1.336%, 3/17/2017	1,860,000	1,861,633
Commonwealth Bank of Australia, 1.75%, 11/02/2018	610,000	613,174
Commonwealth Bank of Australia, FRN, 1.212%, 3/13/2017 (n)	2,160,000	2,161,989
Commonwealth Bank of Australia, FRN, 1.11%, 9/08/2017 (n)	1,700,000	1,698,939
Credit Suisse New York, 1.75%, 1/29/2018	2,170,000	2,170,345

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
DNB Bank A.S.A., 3.2%, 4/03/2017 (n)	$2,815,000	$2,840,715
Goldman Sachs Group, Inc., 2%, 4/25/2019	60,000	60,400
Goldman Sachs Group, Inc., FRN, 1.481%, 5/22/2017	1,200,000	1,202,082
Goldman Sachs Group, Inc., FRN, 1.951%, 4/30/2018	1,580,000	1,594,334
Goldman Sachs Group, Inc., FRN, 1.917%, 11/15/2018	3,100,000	3,125,017
Goldman Sachs Group, Inc., FRN, 1.734%, 10/23/2019	2,040,000	2,051,053
HSBC Bank PLC, FRN, 1.457%, 5/15/2018 (n)	2,273,000	2,274,964
Huntington National Bank, FRN, 1.139%, 4/24/2017	3,470,000	3,467,908
ING Bank N.V., 1.8%, 3/16/2018 (n)	3,290,000	3,300,038
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	1,340,000	1,379,699
Mizuho Bank Ltd., FRN, 1.306%, 9/25/2017 (n)	960,000	958,606
Mizuho Bank Ltd., FRN, 1.885%, 10/20/2018 (n)	2,390,000	2,403,673
Morgan Stanley, 5.75%, 10/18/2016	1,850,000	1,853,219
Morgan Stanley, 5.45%, 1/09/2017	2,475,000	2,502,188
Morgan Stanley, 4.75%, 3/22/2017	1,675,000	1,702,584
Morgan Stanley, 2.65%, 1/27/2020	2,300,000	2,350,285
Morgan Stanley, FRN, 2.131%, 2/01/2019	4,500,000	4,587,012
PNC Bank N.A., 2.25%, 7/02/2019	3,080,000	3,139,167
Royal Bank of Canada, FRN, 1.545%, 12/10/2018	4,030,000	4,040,111
Sumitomo Mitsui Banking Corp., FRN, 0.984%, 7/11/2017	2,430,000	2,429,687
Toronto-Dominion Bank, 1.45%, 9/06/2018	3,040,000	3,045,326
Toronto-Dominion Bank, 1.467%, 8/13/2019	2,770,000	2,781,997
Wells Fargo & Co., FRN, 1.1%, 9/08/2017	4,090,000	4,086,008
Wells Fargo Bank N.A., FRN, 1.441%, 1/22/2018	250,000	251,161
Westpac Banking Corp., 1.55%, 5/25/2018	1,580,000	1,583,681
Westpac Banking Corp., FRN, 1.141%, 5/19/2017	1,890,000	1,890,618

		$90,736,649

Medical & Health Technology & Services – 1.3%
Becton, Dickinson and Co., 1.75%, 11/08/2016	$2,900,000	$2,901,937
Becton, Dickinson and Co., 1.45%, 5/15/2017	1,140,000	1,141,883
Becton, Dickinson and Co., 1.8%, 12/15/2017	200,000	200,910
Covidien International Finance S.A., 6%, 10/15/2017	1,485,000	1,557,287

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical & Health Technology & Services – continued
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	$2,460,000	$2,506,482

		$8,308,499

Medical Equipment – 0.5%
Medtronic, Inc., 1.5%, 3/15/2018	$1,320,000	$1,325,948
Zimmer Holdings, Inc., 2%, 4/01/2018	1,740,000	1,751,628

		$3,077,576

Metals & Mining – 0.4%
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/2017	$330,000	$328,763
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	800,000	788,000
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	1,650,000	1,638,450

		$2,755,213

Midstream – 1.2%
Dominion Gas Holdings LLC, 1.05%, 11/01/2016	$1,200,000	$1,200,100
Energy Transfer Partners LP, 2.5%, 6/15/2018	1,050,000	1,056,870
EnLink Midstream Partners LP, 2.7%, 4/01/2019	1,342,000	1,333,164
Enterprise Products Operating LP, 6.5%, 1/31/2019	630,000	698,809
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	1,460,000	1,460,810
ONEOK Partners LP, 6.15%, 10/01/2016	1,200,000	1,200,000
ONEOK Partners LP, 2%, 10/01/2017	775,000	775,622
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	195,000	195,782

		$7,921,157

Mortgage-Backed – 2.8%
Fannie Mae, 2.8%, 3/01/2018	$3,014,603	$3,060,448
Fannie Mae, 3.739%, 6/01/2018	7,846,648	8,071,154
Fannie Mae, 5.5%, 5/01/2025	979,020	1,013,896
Fannie Mae, 5%, 3/01/2030 - 7/01/2039	1,457,093	1,618,932
Fannie Mae, 5%, 3/01/2042 (f)	1,081,548	1,205,989
Fannie Mae, FRN, 0.764%, 5/25/2018	1,836,952	1,832,881
Fannie Mae, FRN, 0.875%, 5/25/2018	1,599,677	1,599,242

		$18,402,542

Network & Telecom – 2.5%
AT&T, Inc., 2.3%, 3/11/2019	$1,530,000	$1,555,683
AT&T, Inc., 2.45%, 6/30/2020	3,240,000	3,299,859
British Telecommunications PLC, 2.35%, 2/14/2019	1,860,000	1,895,387
Verizon Communications, Inc., 1.35%, 6/09/2017	2,200,000	2,202,702
Verizon Communications, Inc., 6.1%, 4/15/2018	2,500,000	2,676,025
Verizon Communications, Inc., FRN, 1.626%, 6/17/2019	4,600,000	4,645,121

		$16,274,777

Issuer	Shares/Par	Value ($)
BONDS – continued
Oil Services – 0.4%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$1,480,000	$1,489,339
Transocean, Inc., 6.8%, 12/15/2016	1,431,000	1,437,711

		$2,927,050

Oils – 0.5%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$2,908,000	$2,970,752

Other Banks & Diversified Financials – 12.0%
Banco Santander Chile, FRN, 1.564%, 4/11/2017 (n)	$510,000	$510,408
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	798,000	816,309
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	2,430,000	2,442,653
Banque Federative du Credit Mutuel, FRN, 1.593%, 10/28/2016 (n)	4,070,000	4,072,153
Banque Federative du Credit Mutuel, FRN, 1.545%, 1/20/2017 (n)	800,000	801,395
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	2,470,000	2,483,960
BPCE S.A., 1.625%, 1/26/2018	840,000	841,997
Branch Banking & Trust Co., 1.45%, 5/10/2019	2,610,000	2,612,239
Capital One Bank (USA) N.A., FRN, 1.457%, 2/05/2018	2,300,000	2,302,473
Capital One Financial Corp., 2.45%, 4/24/2019	1,160,000	1,185,275
Capital One N.A., FRN, 1.617%, 9/13/2019	1,830,000	1,828,929
Citigroup, Inc., FRN, 1.431%, 4/08/2019	2,650,000	2,653,578
Citigroup, Inc., FRN, 1.949%, 8/02/2021	1,910,000	1,919,458
Citizens Bank N.A., 2.3%, 12/03/2018	1,380,000	1,395,945
Citizens Bank N.A., 2.5%, 3/14/2019	1,400,000	1,425,451
Citizens Bank N.A., 2.55%, 5/13/2021	374,000	380,657
Discover Bank, 3.1%, 6/04/2020	1,705,000	1,754,003
Fifth Third Bancorp, 1.35%, 6/01/2017	3,620,000	3,623,258
Fifth Third Bancorp, 2.3%, 3/01/2019	1,171,000	1,189,256
Fifth Third Bancorp, 2.3%, 3/15/2019	1,200,000	1,221,259
First Republic Bank, 2.375%, 6/17/2019	849,000	855,384
Groupe BPCE S.A., 2.5%, 12/10/2018	2,980,000	3,039,704
Intesa Sanpaolo S.p.A., 2.375%, 1/13/2017	1,240,000	1,241,724
Lloyds Bank PLC, 1.701%, 1/22/2019	730,000	733,380
Macquarie Bank Ltd., FRN, 1.363%, 10/27/2017 (n)	2,670,000	2,669,858
Mizuho Corp. Bank Ltd., 2.55%, 3/17/2017 (n)	510,000	512,611
National Australia Bank Ltd., 1.375%, 7/12/2019	1,900,000	1,887,122
National Bank of Canada, FRN, 1.695%, 12/14/2018	2,480,000	2,491,319
Nordea Bank AB, FRN, 1.013%, 4/04/2017 (n)	1,730,000	1,730,905

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Other Banks & Diversified Financials – continued
Rabobank Nederland N.V., 3.375%, 1/19/2017	$3,000,000	$3,020,295
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	3,090,000	3,088,742
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	1,721,000	1,727,798
Svenska Handelsbanken AB, 2.875%, 4/04/2017	2,500,000	2,522,490
Svenska Handelsbanken AB, FRN, 1.325%, 9/06/2019	1,890,000	1,892,417
Swedbank AB, 2.125%, 9/29/2017 (n)	5,039,000	5,075,906
UBS AG, FRN, 1.197%, 8/14/2017	2,050,000	2,049,479
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	2,915,000	2,993,897
UBS Group Funding Ltd., FRN, 2.296%, 9/24/2020 (n)	2,040,000	2,070,979
Union Bank N.A., 2.125%, 6/16/2017	2,825,000	2,845,171

		$77,909,837

Personal Computers & Peripherals – 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$743,000	$750,755

Pharmaceuticals – 4.6%
AbbVie, Inc., 1.75%, 11/06/2017	$3,300,000	$3,310,841
Actavis Funding SCS, 2.35%, 3/12/2018	1,038,000	1,048,703
Actavis, Inc., 1.875%, 10/01/2017	5,250,000	5,268,113
Bayer U.S. Finance LLC, 1.5%, 10/06/2017 (n)	1,550,000	1,548,532
Biogen, Inc., 2.9%, 9/15/2020	1,780,000	1,848,624
Celgene Corp., 2.125%, 8/15/2018	2,550,000	2,577,247
EMD Finance LLC, 1.7%, 3/19/2018 (n)	2,790,000	2,793,312
Gilead Sciences, Inc., 1.85%, 9/04/2018	2,490,000	2,515,729
Mylan N.V., 2.5%, 6/07/2019 (n)	1,170,000	1,180,391
Mylan, Inc., 1.35%, 11/29/2016	1,355,000	1,355,686
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	4,540,000	4,537,671
Teva Pharmaceutical Industries Ltd., 1.7%, 7/19/2019	1,910,000	1,905,678

		$29,890,527

Real Estate – Healthcare – 0.3%
Welltower, Inc., REIT, 4.7%, 9/15/2017	$1,845,000	$1,900,036

Real Estate – Office – 0.3%
Vornado Realty LP, REIT, 2.5%, 6/30/2019	$1,824,000	$1,849,689

Real Estate – Retail – 0.4%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$1,208,000	$1,211,738
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	1,190,000	1,192,155

		$2,403,893

Restaurants – 0.2%
McDonald’s Corp., 2.1%, 12/07/2018	$1,390,000	$1,411,231

Issuer	Shares/Par	Value ($)
BONDS – continued
Retailers – 0.3%
Dollar General Corp., 1.875%, 4/15/2018	$365,000	$367,136
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	1,593,000	1,596,775

		$1,963,911

Specialty Chemicals – 0.2%
Airgas, Inc., 3.05%, 8/01/2020	$1,270,000	$1,317,973

Supranational – 1.2%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$2,470,000	$2,525,575
Corporacion Andina de Fomento, 1.5%, 8/08/2017	1,650,000	1,653,911
Corporacion Andina de Fomento, FRN, 1.301%, 1/29/2018	1,490,000	1,492,795
Corporacion Andina de Fomento, FRN, 2%, 5/10/2019	1,330,000	1,341,858
West African Development Bank, 5.5%, 5/06/2021 (n)	481,000	511,303

		$7,525,442

Telecommunications – Wireless – 0.9%
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	$1,900,000	$1,895,790
Crown Castle International Corp., 3.4%, 2/15/2021	1,000,000	1,046,544
SBA Tower Trust, 2.898%, 10/15/2044 (n)	2,395,000	2,428,657
SBA Tower Trust, 2.877%, 7/15/2046 (n)	629,000	639,662

		$6,010,653

Telephone Services – 0.3%
Qwest Corp., 6.5%, 6/01/2017	$1,640,000	$1,689,198

Tobacco – 0.7%
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	$2,494,000	$2,511,144
Reynolds American, Inc., 2.3%, 6/12/2018	1,950,000	1,978,355

		$4,489,499

Transportation – Services – 1.0%
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)	$3,000,000	$3,019,149
TTX Co., 2.6%, 6/15/2020 (n)	3,160,000	3,221,775

		$6,240,924

U.S. Government Agencies and Equivalents – 1.8%
AID-Ukraine, 1.844%, 5/16/2019	$225,000	$228,134
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	2,040,000	2,088,964
National Credit Union Administration, “1-A”, FRN, 0.974%, 1/08/2020	1,131,198	1,133,396
National Credit Union Administration, “1-A”, FRN, 0.904%, 3/06/2020	655,893	656,150
National Credit Union Administration, FRN, 0.889%, 11/06/2017	886,689	886,855

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – continued
National Credit Union Administration, FRN, 0.918%, 3/11/2020	$1,708,788	$1,707,903
National Credit Union Administration, FRN, 0.969%, 10/07/2020	544,398	545,458
National Credit Union Administration, FRN, 0.863%, 12/07/2020	671,899	670,367
Private Export Funding Corp., 1.875%, 7/15/2018	3,440,000	3,496,419

		$11,413,646

Utilities – Electric Power – 4.8%
Dominion Resources, Inc., 1.6%, 8/15/2019	$1,070,000	$1,068,003
Dominion Resources, Inc., 2.962%, 7/01/2019	1,310,000	1,344,592
Duke Energy Corp., FRN, 1.034%, 4/03/2017	2,650,000	2,652,767
Emera U.S. Finance LP, 2.15%, 6/15/2019 (n)	2,021,000	2,043,106
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	680,000	709,974
Eversource Energy, 2.5%, 3/15/2021	1,240,000	1,270,459
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	4,180,000	4,202,681
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,722,000	1,749,321

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
PG&E Corp., 2.4%, 3/01/2019	$2,129,000	$2,170,390
PSEG Power LLC, 3%, 6/15/2021	2,789,000	2,869,700
Southern Co., 2.45%, 9/01/2018	3,000,000	3,058,062
Southern Co., 1.85%, 7/01/2019	2,600,000	2,620,446
Southern Power Co., 1.85%, 12/01/2017	440,000	442,799
Virginia Electric and Power Co., 1.2%, 1/15/2018	2,790,000	2,788,675
Xcel Energy, Inc., 1.2%, 6/01/2017	1,940,000	1,936,234

		$30,927,209

Total Bonds		$629,418,758

SHORT-TERM OBLIGATIONS – 1.1%
Bank of Nova Scotia, 1.44%, due 10/03/2016	$3,610,000	$3,613,511
Credit Agricole, 1.43%, due 10/03/2016	3,630,000	3,629,811

Total Short-Term Obligations		$7,243,322

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.4% (v)	6,862,474	$6,862,474

Total Investments		$643,524,554

OTHER ASSETS, LESS LIABILITIES – 0.8%		4,975,982

Net Assets – 100.0%		$648,500,536

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $217,186,159, representing 33.5% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Adirondack Park CLO Ltd., FRN, 1.83%, 4/15/2024	8/17/16	$478,225	$477,306
Atrium CDO Corp., FRN, 1.799%, 7/16/2025	8/17/16	792,054	790,006
Cutwater Ltd., 2014-1A, “A”, FRN, 2.2%, 7/15/2026	9/09/16	1,806,397	1,805,230
Limerock CLO III Ltd, 2014-3A, “A1”, FRN, 2.225%, 10/20/2026	5/26/16	1,245,086	1,246,322
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.21%, 10/15/2027	7/27/16	1,611,947	1,615,030
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026	6/23/16	734,116	735,035
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021	7/12/16	1,123,575	1,128,165
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019	9/14/16	809,900	809,900
Total Restricted Securities			$8,606,994
% of Net assets			1.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/16

Futures Contracts at 9/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	290	$35,239,531	December - 2016	$63,898

At September 30, 2016, the fund had liquid securities with an aggregate value of $269,781 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$11,413,646	$—	$11,413,646
Non-U.S. Sovereign Debt	—	52,513,743	—	52,513,743
U.S. Corporate Bonds	—	280,646,749	—	280,646,749
Residential Mortgage-Backed Securities	—	21,323,663	—	21,323,663
Commercial Mortgage-Backed Securities	—	4,453,049	—	4,453,049
Asset-Backed Securities (including CDOs)	—	86,401,664	—	86,401,664
Foreign Bonds	—	172,666,244	—	172,666,244
Short-Term Securities	—	7,243,322	—	7,243,322
Mutual Funds	6,862,474	—	—	6,862,474
Total Investments	$6,862,474	$636,662,080	$—	$643,524,554

Other Financial Instruments
Futures Contracts	$63,898	$—	$—	$63,898

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$640,267,062
Gross unrealized appreciation	4,304,317
Gross unrealized depreciation	(1,046,825)
Net unrealized appreciation (depreciation)	$3,257,492

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	577,154	167,494,144	(161,208,824)	6,862,474

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$474	$—	$30,542	$6,862,474

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2016, are as follows:

United States	63.8%
United Kingdom	4.6%
France	4.4%
Sweden	4.1%
Netherlands	3.9%
Canada	3.4%
Norway	2.2%
Japan	2.2%
Australia	2.2%
Other Countries	9.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

September 30, 2016

MFS® MID CAP

VALUE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.5%
Aerospace – 2.1%
L-3 Communications Holdings, Inc.	21,332	$3,215,371
Leidos Holdings, Inc.	32,681	1,414,434
Rockwell Collins, Inc.	26,912	2,269,758

		$6,899,563

Airlines – 1.0%
Alaska Air Group, Inc.	18,726	$1,233,293
Delta Air Lines, Inc.	55,802	2,196,367

		$3,429,660

Alcoholic Beverages – 0.7%
Molson Coors Brewing Co.	20,176	$2,215,325

Apparel Manufacturers – 1.3%
Hanesbrands, Inc.	70,952	$1,791,538
PVH Corp.	23,162	2,559,401

		$4,350,939

Automotive – 2.3%
Delphi Automotive PLC	36,973	$2,636,914
Harley-Davidson, Inc.	34,240	1,800,681
LKQ Corp. (a)	88,821	3,149,593

		$7,587,188

Broadcasting – 2.0%
Discovery Communications, Inc., “A” (a)	74,999	$2,018,973
Interpublic Group of Companies, Inc.	106,407	2,378,195
Nielsen Holdings PLC	39,261	2,103,212

		$6,500,380

Brokerage & Asset Managers – 3.3%
Affiliated Managers Group, Inc. (a)	8,750	$1,266,124
Apollo Global Management, “A”	62,875	1,129,235
NASDAQ, Inc.	56,285	3,801,488
Raymond James Financial, Inc.	44,305	2,578,994
TD Ameritrade Holding Corp.	54,982	1,937,566

		$10,713,407

Business Services – 2.8%
Amdocs Ltd.	43,458	$2,514,045
Brenntag AG	24,455	1,335,253
Fidelity National Information Services, Inc.	40,131	3,091,291
First Data Corp. (a)	61,786	813,104
Realogy Holdings Corp.	50,005	1,293,129

		$9,046,822

Chemicals – 1.2%
Celanese Corp.	33,075	$2,201,472
FMC Corp.	34,311	1,658,594

		$3,860,066

Computer Software – 1.4%
Sabre Corp.	76,696	$2,161,293
Symantec Corp.	101,117	2,538,037

		$4,699,330

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – 3.2%
IMS Health Holdings, Inc. (a)	75,872	$2,377,828
NCR Corp. (a)	63,361	2,039,591
NICE Systems Ltd., ADR	25,928	1,735,620
Pitney Bowes, Inc.	68,480	1,243,597
Verint Systems, Inc. (a)	27,137	1,021,165
Xerox Corp.	201,112	2,037,265

		$10,455,066

Construction – 3.2%
Armstrong World Industries, Inc. (a)	56,722	$2,343,753
Owens Corning	60,102	3,208,846
Stanley Black & Decker, Inc.	28,674	3,526,329
Toll Brothers, Inc. (a)	46,228	1,380,368

		$10,459,296

Consumer Products – 1.8%
Newell Brands, Inc.	69,998	$3,686,095
Sensient Technologies Corp.	28,437	2,155,525

		$5,841,620

Consumer Services – 0.3%
Houghton Mifflin Harcourt Co. (a)	64,775	$868,633

Containers – 1.3%
Berry Plastics Group, Inc. (a)	56,131	$2,461,344
Graphic Packaging Holding Co.	120,230	1,682,018

		$4,143,362

Electrical Equipment – 1.9%
Johnson Controls International PLC	61,118	$2,843,821
Pentair PLC	30,886	1,984,117
WESCO International, Inc. (a)	21,765	1,338,330

		$6,166,268

Electronics – 1.9%
Analog Devices, Inc.	32,291	$2,081,155
Keysight Technologies, Inc. (a)	52,936	1,677,542
Maxim Integrated Products, Inc.	58,603	2,340,018

		$6,098,715

Energy – Independent – 6.0%
Cabot Oil & Gas Corp.	80,931	$2,088,020
Cimarex Energy Co.	13,450	1,807,277
Energen Corp.	46,703	2,695,697
EQT Corp.	31,636	2,297,406
Hess Corp.	54,209	2,906,687
HollyFrontier Corp.	57,845	1,417,203
Noble Energy, Inc.	28,371	1,013,980
PDC Energy, Inc. (a)	34,356	2,303,913
Pioneer Natural Resources Co.	16,435	3,051,158

		$19,581,341

Food & Beverages – 5.6%
Archer Daniels Midland Co.	55,616	$2,345,327
Bunge Ltd.	33,600	1,990,128

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Food & Beverages – continued
Coca-Cola European Partners PLC	57,511	$2,294,689
Flowers Foods, Inc.	75,264	1,137,992
J.M. Smucker Co.	16,069	2,177,992
Kellogg Co.	26,159	2,026,538
Pinnacle Foods, Inc.	68,636	3,443,468
TreeHouse Foods, Inc. (a)	19,718	1,719,212
Tyson Foods, Inc., “A”	17,784	1,327,931

		$18,463,277

Furniture & Appliances – 0.7%
Whirlpool Corp.	13,951	$2,262,294

Gaming & Lodging – 0.5%
Royal Caribbean Cruises Ltd.	21,115	$1,582,569

General Merchandise – 0.4%
Kohl’s Corp.	28,270	$1,236,813

Health Maintenance Organizations – 0.3%
Molina Healthcare, Inc. (a)	19,587	$1,142,314

Insurance – 7.1%
Allied World Assurance Co.	42,615	$1,722,498
Arthur J. Gallagher & Co.	43,822	2,229,225
Everest Re Group Ltd.	12,946	2,459,352
Hanover Insurance Group, Inc.	22,005	1,659,617
Hartford Financial Services Group, Inc.	86,036	3,684,062
Lincoln National Corp.	47,375	2,225,678
Third Point Reinsurance Ltd. (a)	79,343	952,116
Unum Group	78,687	2,778,438
Validus Holdings Ltd.	48,314	2,407,003
XL Group Ltd.	91,467	3,076,035

		$23,194,024

Machinery & Tools – 4.6%
Allison Transmission Holdings, Inc.	134,758	$3,864,859
Cummins, Inc.	13,218	1,693,887
Deere & Co.	35,742	3,050,580
Eaton Corp. PLC	39,029	2,564,596
Regal Beloit Corp.	28,029	1,667,445
Xylem, Inc.	39,820	2,088,559

		$14,929,926

Major Banks – 2.3%
Comerica, Inc.	50,092	$2,370,353
Huntington Bancshares, Inc.	257,075	2,534,760
KeyCorp	203,640	2,478,299

		$7,383,412

Medical & Health Technology & Services – 3.6%
AmerisourceBergen Corp.	33,146	$2,677,534
Community Health Systems, Inc. (a)	49,785	574,519
LifePoint Hospitals, Inc. (a)	32,287	1,912,359
MEDNAX, Inc. (a)	24,699	1,636,309
Owens & Minor, Inc.	23,893	829,804
Quest Diagnostics, Inc.	29,791	2,521,212
Universal Health Services, Inc.	14,307	1,762,909

		$11,914,646

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – 5.6%
Agilent Technologies, Inc.	42,704	$2,010,931
Cooper Cos., Inc.	12,560	2,251,506
Dentsply Sirona, Inc.	31,869	1,893,975
PerkinElmer, Inc.	49,036	2,751,410
Steris PLC	28,720	2,099,432
Teleflex, Inc.	11,905	2,000,635
VWR Corp. (a)	56,807	1,611,047
Zimmer Biomet Holdings, Inc.	27,311	3,550,976

		$18,169,912

Natural Gas – Distribution – 0.5%
NiSource, Inc.	67,207	$1,620,361

Oil Services – 1.7%
Forum Energy Technologies, Inc. (a)	93,349	$1,853,911
Frank’s International N.V. (l)	91,331	1,187,303
Oil States International, Inc. (a)	46,769	1,476,497
Superior Energy Services, Inc.	62,590	1,120,361

		$5,638,072

Other Banks & Diversified Financials – 7.1%
BB&T Corp.	72,561	$2,737,001
Citizens Financial Group, Inc.	119,884	2,962,334
Discover Financial Services	56,304	3,183,991
Fifth Third Bancorp	184,497	3,774,809
M&T Bank Corp.	18,739	2,175,598
New York Community Bancorp, Inc.	102,880	1,463,982
Northern Trust Corp.	32,959	2,240,882
SunTrust Banks, Inc.	45,814	2,006,653
Wintrust Financial Corp.	50,684	2,816,510

		$23,361,760

Pharmaceuticals – 0.1%
Endo International PLC (a)	24,306	$489,766

Pollution Control – 0.5%
Clean Harbors, Inc. (a)	31,674	$1,519,719

Railroad & Shipping – 0.5%
Kansas City Southern Co.	19,337	$1,804,529

Real Estate – 5.8%
Annaly Mortgage Management, Inc., REIT	82,147	$862,544
Corporate Office Properties Trust, REIT	110,875	3,143,306
EPR Properties, REIT	35,366	2,784,719
Gramercy Property Trust, Inc., REIT	212,111	2,044,750
Medical Properties Trust, Inc., REIT	218,582	3,228,456
Mid-America Apartment Communities, Inc., REIT	24,016	2,257,264
Sun Communities, Inc., REIT	23,004	1,805,354
Washington Prime Group, Inc., REIT	81,932	1,014,318
Weyerhaeuser Co., REIT	58,461	1,867,244

		$19,007,955

Restaurants – 1.4%
Aramark	72,737	$2,766,188
DineEquity, Inc.	13,399	1,061,067
U.S. Foods Holding Corp. (a)	30,483	719,704

		$4,546,959

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – 2.3%
Akzo Nobel N.V.	25,291	$1,712,877
Albemarle Corp.	14,966	1,279,443
Axalta Coating Systems Ltd. (a)	110,251	3,116,796
Univar, Inc. (a)	64,778	1,415,399

		$7,524,515

Specialty Stores – 2.2%
AutoZone, Inc. (a)	2,608	$2,003,831
Gap, Inc.	60,505	1,345,631
Sally Beauty Holdings, Inc. (a)	82,072	2,107,609
Urban Outfitters, Inc. (a)	47,490	1,639,355

		$7,096,426

Telephone Services – 0.4%
Frontier Communications Corp.	298,073	$1,239,984

Trucking – 0.6%
Knight Transportation, Inc.	65,704	$1,885,048

Utilities – Electric Power – 7.0%
AES Corp.	152,585	$1,960,717
Calpine Corp. (a)	126,746	1,602,069
CMS Energy Corp.	57,609	2,420,154
DTE Energy Co.	30,366	2,844,383
Dynegy, Inc. (a)	32,139	398,202
Eversource Energy	40,735	2,207,022
Exelon Corp.	53,079	1,767,000

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Utilities – Electric Power – continued
FirstEnergy Corp.	35,263	$1,166,500
NorthWestern Corp.	31,363	1,804,313
Pinnacle West Capital Corp.	33,312	2,531,379
Public Service Enterprise Group, Inc.	55,786	2,335,760
WEC Energy Group, Inc.	29,638	1,774,723

		$22,812,222

Total Common Stocks		$321,743,484

CONVERTIBLE PREFERRED STOCKS – 0.3%
Telephone Services – 0.3%
Frontier Communications Corp., 11.125%	13,831	$1,160,559

MONEY MARKET FUNDS – 1.6%
MFS Institutional Money Market Portfolio, 0.4%, (v)	5,118,226	$5,118,226

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio 0.31%, at Net Asset Value (j)		$266,864

Total Investments		$328,289,133

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(1,545,406)

Net Assets – 100.0%		$326,743,727

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$322,904,043	$—	$—	$322,904,043
Mutual Funds	5,385,090	—	—	5,385,090
Total Investments	$328,289,133	$—	$—	$328,289,133

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $3,048,130 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$272,286,933
Gross unrealized appreciation	66,078,071
Gross unrealized depreciation	(10,075,871)
Net unrealized appreciation (depreciation)	$56,002,200

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,245,002	61,784,050	(58,910,826)	5,118,226

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$62	$—	$10,309	$5,118,226

5

QUARTERLY REPORT

September 30, 2016

MFS® MODERATE

ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Global Governments Portfolio – Initial Class	8,297,081	$89,608,478
MFS Global Real Estate Portfolio – Initial Class	3,637,277	53,649,833
MFS Government Securities Portfolio – Initial Class	13,859,607	178,788,932
MFS Growth Series – Initial Class	4,100,947	161,823,353
MFS High Yield Portfolio – Initial Class	15,770,290	89,890,653
MFS Inflation-Adjusted Bond Portfolio – Initial Class	8,468,695	89,598,790
MFS International Growth Portfolio – Initial Class	4,197,575	53,896,859
MFS International Value Portfolio – Initial Class	2,258,302	54,018,581
MFS Limited Maturity Portfolio – Initial Class	6,995,251	71,421,510
MFS Mid Cap Growth Series – Initial Class	15,668,592	126,132,167
MFS Mid Cap Value Portfolio – Initial Class	15,995,123	126,361,474

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	1,688,926	$27,039,703
MFS New Discovery Value Portfolio – Initial Class	2,774,960	27,111,364
MFS Research International Portfolio – Initial Class	9,000,083	125,641,164
MFS Research Series – Initial Class	5,582,920	143,983,499
MFS Total Return Bond Series – Initial Class	16,018,482	214,968,033
MFS Value Series – Initial Class	8,947,683	161,863,592

Total Underlying Affiliated Funds		$1,795,797,985

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.4%, (v)	1,944,103	$1,944,103

Total Investments		$1,797,742,088

OTHER ASSETS, LESS LIABILITIES – 0.0%		454,311

Net Assets – 100.0%		$1,798,196,399

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,797,742,088	$—	$—	$1,797,742,088

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,657,909,286
Gross unrealized appreciation	159,282,513
Gross unrealized depreciation	(19,449,711)
Net unrealized appreciation (depreciation)	$139,832,802

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	9,358,625	46,214	(1,107,758)	8,297,081
MFS Global Real Estate Portfolio	4,084,071	201,834	(648,628)	3,637,277
MFS Government Securities Portfolio	14,493,105	386,264	(1,019,762)	13,859,607
MFS Growth Series	4,126,257	240,003	(265,313)	4,100,947
MFS High Yield Portfolio	16,892,988	1,048,543	(2,171,241)	15,770,290
MFS Inflation-Adjusted Bond Portfolio	9,381,781	22,331	(935,417)	8,468,695
MFS Institutional Money Market Portfolio	653,854	62,260,178	(60,969,929)	1,944,103
MFS International Growth Portfolio	4,384,730	271,828	(458,983)	4,197,575
MFS International Value Portfolio	2,462,987	87,303	(291,988)	2,258,302
MFS Limited Maturity Portfolio	7,288,297	106,005	(399,051)	6,995,251
MFS Mid Cap Growth Series	15,727,938	1,229,956	(1,289,302)	15,668,592
MFS Mid Cap Value Portfolio	16,397,946	1,476,078	(1,878,901)	15,995,123
MFS New Discovery Series	1,782,031	73,605	(166,710)	1,688,926
MFS New Discovery Value Portfolio	2,910,875	287,155	(423,070)	2,774,960
MFS Research International Portfolio	9,289,311	215,705	(504,933)	9,000,083
MFS Research Series	5,522,929	586,680	(526,689)	5,582,920
MFS Total Return Bond Series	17,019,540	559,455	(1,560,513)	16,018,482
MFS Value Series	8,990,022	939,985	(982,324)	8,947,683

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(812,573)	$—	$—	$89,608,478
MFS Global Real Estate Portfolio	1,554,592	924,592	1,350,733	53,649,833
MFS Government Securities Portfolio	(523,719)	—	4,768,731	178,788,932
MFS Growth Series	2,633,979	9,508,783	69,705	161,823,353
MFS High Yield Portfolio	(1,344,490)	—	5,945,238	89,890,653
MFS Inflation-Adjusted Bond Portfolio	(817,941)	—	—	89,598,790
MFS Institutional Money Market Portfolio	(50)	—	4,294	1,944,103
MFS International Growth Portfolio	(7,133)	2,468,650	765,770	53,896,859
MFS International Value Portfolio	1,521,277	838,852	1,049,948	54,018,581
MFS Limited Maturity Portfolio	(38,195)	—	977,074	71,421,510
MFS Mid Cap Growth Series	696,975	9,772,874	—	126,132,167
MFS Mid Cap Value Portfolio	(680,577)	7,554,273	3,799,365	126,361,474
MFS New Discovery Series	(111,837)	665,395	509,341	27,039,703
MFS New Discovery Value Portfolio	(64,457)	2,030,749	743,292	27,111,364
MFS Research International Portfolio	216	—	1,993,908	125,641,164
MFS Research Series	1,393,813	12,779,345	2,465,779	143,983,499
MFS Total Return Bond Series	(1,010,748)	—	7,384,191	214,968,033
MFS Value Series	2,755,535	12,815,613	3,508,977	161,863,592

	$5,144,667	$59,359,126	$35,336,346	$1,797,742,088

4

QUARTERLY REPORT

September 30, 2016

MFS® NEW DISCOVERY

VALUE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 97.3%
Aerospace – 1.5%
Leidos Holdings, Inc.	8,235	$356,411
ManTech International Corp., “A”	13,339	502,746

		$859,157

Automotive – 0.3%
Fenix Parts, Inc. (a)	46,761	$185,174

Brokerage & Asset Managers – 1.7%
NASDAQ, Inc.	6,184	$417,667
Raymond James Financial, Inc.	8,977	522,551

		$940,218

Business Services – 4.3%
Forrester Research, Inc.	6,151	$239,274
PRA Group, Inc. (a)	14,947	516,268
RE/MAX Holdings, Inc., “A”	10,825	473,919
Resources Connection, Inc.	31,934	477,094
Travelport Worldwide Ltd.	44,914	675,057

		$2,381,612

Chemicals – 0.5%
Ingevity Corp. (a)	5,913	$272,589

Computer Software – 0.3%
TiVo, Inc. (a)	7,650	$149,022

Computer Software – Systems – 2.9%
Model N, Inc. (a)	29,331	$325,865
NICE Systems Ltd., ADR	10,652	713,045
Verint Systems, Inc. (a)	15,647	588,797

		$1,627,707

Construction – 5.3%
Armstrong World Industries, Inc. (a)	10,128	$418,489
GMS, Inc. (a)	13,333	296,393
Owens Corning	12,705	678,320
Siteone Landscape Supply, Inc. (a)	11,344	407,590
Toll Brothers, Inc. (a)	21,863	652,829
TopBuild Corp. (a)	15,418	511,878

		$2,965,499

Consumer Products – 1.2%
Sensient Technologies Corp.	8,456	$640,965

Consumer Services – 0.4%
ServiceMaster Global Holdings, Inc. (a)	6,734	$226,801

Containers – 2.5%
Berry Plastics Group, Inc. (a)	12,111	$531,067
Graphic Packaging Holding Co.	44,340	620,317
Multi Packaging Solutions International Ltd. (a)	18,489	266,426

		$1,417,810

Electrical Equipment – 2.9%
MSC Industrial Direct Co., Inc., “A”	9,535	$699,964
TriMas Corp. (a)	24,418	454,419

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – continued
WESCO International, Inc. (a)	7,419	$456,194

		$1,610,577

Electronics – 3.0%
Integrated Device Technology, Inc. (a)	13,071	$301,940
OSI Systems, Inc. (a)	6,498	424,839
Plexus Corp. (a)	14,934	698,612
Ultratech, Inc. (a)	11,598	267,682

		$1,693,073

Energy – Independent – 1.8%
Cabot Oil & Gas Corp.	11,871	$306,272
Energen Corp.	12,070	696,680

		$1,002,952

Entertainment – 1.5%
International Speedway Corp.	12,073	$403,480
Parques Reunidos Servicios Centrales S.A.U. (a)	30,732	425,321

		$828,801

Food & Drug Stores – 0.5%
United Natural Foods, Inc. (a)	7,227	$289,369

Health Maintenance Organizations – 0.7%
Molina Healthcare, Inc. (a)	6,226	$363,100

Insurance – 7.1%
Allied World Assurance Co.	17,424	$704,278
Aspen Insurance Holdings Ltd.	12,143	565,742
Everest Re Group Ltd.	3,158	599,925
Hanover Insurance Group, Inc.	6,435	485,328
Safety Insurance Group, Inc.	9,827	660,571
Stewart Information Services Corp.	6,242	277,457
Third Point Reinsurance Ltd. (a)	30,053	360,636
Validus Holdings Ltd.	5,978	297,824

		$3,951,761

Leisure & Toys – 0.6%
Brunswick Corp.	7,158	$349,167

Machinery & Tools – 4.0%
Allison Transmission Holdings, Inc.	24,667	$707,449
Columbus McKinnon Corp.	14,971	267,083
Herman Miller, Inc.	8,066	230,688
Regal Beloit Corp.	9,173	545,702
SPX FLOW, Inc. (a)	16,122	498,492

		$2,249,414

Major Banks – 1.3%
Huntington Bancshares, Inc.	76,011	$749,468

Medical & Health Technology & Services – 3.4%
Community Health Systems, Inc. (a)	10,675	$123,190
HMS Holdings Corp. (a)	19,260	426,994
LifePoint Hospitals, Inc. (a)	12,250	725,568
MEDNAX, Inc. (a)	9,566	633,748

		$1,909,500

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – 1.7%
Steris PLC	8,440	$616,964
VWR Corp. (a)	12,633	358,272

		$975,236

Natural Gas – Pipeline – 1.4%
Boardwalk Pipeline Partners LP	43,978	$754,662

Network & Telecom – 1.3%
Ixia (a)	57,814	$722,675

Oil Services – 2.8%
Forum Energy Technologies, Inc. (a)	26,757	$531,394
Frank’s International N.V. (l)	30,294	393,822
Superior Energy Services, Inc.	17,950	321,305
Tesco Corp.	36,318	296,355

		$1,542,876

Other Banks & Diversified Financials – 17.4%
Air Lease Corp.	16,449	$470,112
Berkshire Hills Bancorp, Inc.	22,415	621,120
Brookline Bancorp, Inc.	62,234	758,632
East West Bancorp, Inc.	17,331	636,221
Element Financial Corp.	58,682	734,448
Encore Capital Group, Inc. (a)(l)	17,770	399,470
First Interstate BancSystem, Inc.	26,195	825,404
Glacier Bancorp, Inc.	20,228	576,903
Lakeland Financial Corp.	17,775	629,591
Sandy Spring Bancorp, Inc.	21,451	655,972
Santander Consumer USA Holdings, Inc. (a)	28,807	350,293
TCF Financial Corp.	51,298	744,334
Texas Capital Bancshares, Inc. (a)	10,903	598,793
UMB Financial Corp.	7,579	450,572
Valley National Bancorp	54,077	526,169
Wintrust Financial Corp.	13,901	772,479

		$9,750,513

Pollution Control – 0.5%
Clean Harbors, Inc. (a)	5,928	$284,425

Real Estate – 8.6%
Annaly Mortgage Management, Inc., REIT	20,357	$213,749
Corporate Office Properties Trust, REIT	30,531	865,554
EPR Properties, REIT	7,356	579,211
Gramercy Property Trust, Inc., REIT	30,331	292,391
Medical Properties Trust, Inc., REIT	47,891	707,350
Select Income, REIT	33,283	895,313
STAG Industrial, Inc., REIT	23,389	573,264

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – continued
Store Capital Corp., REIT	23,490	$692,250

		$4,819,082

Special Products & Services – 0.9%
Gores Holdings, Inc. (a)	45,087	$486,940

Specialty Chemicals – 3.4%
A. Schulman, Inc.	13,105	$381,618
Ferro Corp. (a)	45,119	623,093
Ferroglobe PLC	51,001	460,539
Univar, Inc. (a)	20,770	453,825

		$1,919,075

Specialty Stores – 3.4%
Citi Trends, Inc.	24,965	$497,552
Express, Inc. (a)	28,521	336,263
Tuesday Morning Corp. (a)	50,714	303,270
Urban Outfitters, Inc. (a)	12,612	435,366
Zumiez, Inc. (a)	19,198	345,564

		$1,918,015

Trucking – 3.8%
Knight Transportation, Inc.	31,198	$895,071
Marten Transport Ltd.	34,119	716,499
Swift Transportation Co. (a)	22,721	487,820

		$2,099,390

Utilities – Electric Power – 4.4%
El Paso Electric Co.	20,376	$952,986
PNM Resources, Inc.	20,491	670,466
Portland General Electric Co.	19,291	821,604

		$2,445,056

Total Common Stocks		$54,381,681

MONEY MARKET FUNDS – 3.0%
MFS Institutional Money Market Portfolio 0.4% (v)	1,684,932	$1,684,932

COLLATERAL FOR SECURITIES LOANED – 0.3%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Assets Value (j)	177,062	$177,062

Total Investments		$56,243,675

OTHER ASSETS, LESS LIABILITIES – (0.6)%		(312,337)

Net Assets – 100.0%		$55,931,338

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$54,381,681	$—	$—	$54,381,681
Mutual Funds	1,861,994	—	—	1,861,994
Total Investments	$56,243,675	$—	$—	$56,243,675

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$47,590,082
Gross unrealized appreciation	9,846,302
Gross unrealized depreciation	(1,192,709)
Net unrealized appreciation (depreciation)	$8,653,593

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,447,088	11,587,183	(11,349,339)	1,684,932

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(6)	$—	$2,257	$1,684,932

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: November 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: November 11, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 11, 2016

*	Print name and title of each signing officer under his or her signature.